Financial instruments (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Expected credit loss provision	$ 83,000
Weighted average interest rate earned on cash and cash equivalents	0.42%	0.36%	1.92%
Percentage of strengthening or weakening of interest rates on cash and cash equivalents	1.00%
Estimated increase or decrease in interest income per year due to potential fluctuations in interest rates	$ 70,000
Estimated minimum contractual undiscounted cash flow for financial liabilities	$ 906,651
Percentage of appreciation or depreciation of U.S. dollar against Canadian dollar	10.00%
Increase or decrease in loss from operations due to potential change in exchange rate	$ 6,000	$ 3,000
Merit Functional Foods Corporation [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of capital loan receivable	3,228,207
Expected credit loss provision	$ 8,807	$ 74,193
Term of capital loan receivable	15 years